Risks and Financial Instruments - Summary the position of hedging instruments (Detail) € in Thousands, ¥ in Thousands, R$ in Thousands, $ in Thousands			12 Months Ended
		Mar. 06, 2024	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 JPY (¥)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about financial instruments [line items]
Final maturity		March 6,2025
Derivatives designated as hedge accounting [member]
Disclosure of detailed information about financial instruments [line items]
Fair value, Assets								R$ 637,128			R$ 289,893
Fair value, Liabilities								(373,895)			(152,249)
Gains (losses), Results			R$ (284,504)	R$ (1,180,344)	R$ (135,479)
Gains (losses) Equity					R$ 0			(10,857)			0
Derivatives designated as hedge accounting [member] | Foreign exchange swap [member]
Disclosure of detailed information about financial instruments [line items]
Contracted rates-assets			USD + 0.00%	USD + 4.95%	USD + 4.65
Contracted rates-liabilities			53.60% of DI	106.67% of DI	104.87% DI
Final maturity			Oct-26	Sept-25	Sept-23
Notional amount	[1]				R$ 125,000				$ 234,000			$ 221,339
Fair value, Assets								0			106,550
Fair value, Liabilities								(106,657)			(9,243)
Gains (losses), Results			R$ (145,949)	R$ (121,296)	11,712
Gains (losses) Equity					R$ 0			(10,857)			0
Derivatives designated as hedge accounting [member] | Foreign exchange swap one [member]
Disclosure of detailed information about financial instruments [line items]
Contracted rates-assets			USD + 5.47%	EUR + 3.42%	USD + LIBOR-3M
Contracted rates-liabilities			110.02% of DI	111.60% of DI	105.00% DI
Final maturity			Sept-25	Mar-23	Jun-22
Notional amount	[1]				R$ 50,000				206,067	€ 9,709
Fair value, Assets								0			1,954
Fair value, Liabilities								(119,094)			0
Gains (losses), Results			R$ (223,555)	R$ 2,573	10,779
Gains (losses) Equity					R$ 0			0			0
Derivatives designated as hedge accounting [member] | Foreign exchange swap two [member]
Disclosure of detailed information about financial instruments [line items]
Contracted rates-assets			EUR + 5.12%	USD + LIBOR-3M + 1.14%
Contracted rates-liabilities			111.93% of DI	105.00% of DI
Final maturity			Jan-24
Notional amount	[1]					€ 22,480					0
Fair value, Assets								0			0
Fair value, Liabilities								(22,529)			0
Gains (losses), Results			R$ (23,304)	R$ (21,566)
Gains (losses) Equity								0			0
Derivatives designated as hedge accounting [member] | Foreign exchange swap three [member]
Disclosure of detailed information about financial instruments [line items]
Contracted rates-assets			JPY + 1.50%
Contracted rates-liabilities			109.40% of DI
Final maturity			Mar-25
Notional amount | ¥	[1]						¥ 12,564,393
Fair value, Assets								0
Fair value, Liabilities								(120,746)
Gains (losses), Results			R$ (130,726)
Gains (losses) Equity								0
Derivatives designated as hedge accounting [member] | Interest rate swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Contracted rates-assets			IPCA + 5.03%	IPCA + 5.03%	4.59% + IPCA
Contracted rates-liabilities			102.87% of DI	102.87% of DI	102.00% DI
Final maturity			Jun-32	Jun-32	Sept-28
Notional amount	[1]				R$ 2,226,054			3,226,054			3,226,054
Fair value, Assets								598,311			173,741
Fair value, Liabilities								0			(59,789)
Gains (losses), Results			R$ 260,301	R$ (143,762)	(17,922)
Gains (losses) Equity					R$ 0			0			0
Derivatives designated as hedge accounting [member] | Interest rate swap contract one [member]
Disclosure of detailed information about financial instruments [line items]
Contracted rates-assets			10.48%	6.47%	6.47%
Contracted rates-liabilities			103.64% of DI	99.94% of DI	99.94% DI
Final maturity			Jun-27	Nov-24	Nov-24
Notional amount	[1]				R$ 90,000			615,791			90,000
Fair value, Assets								12,515			0
Fair value, Liabilities								(3,182)			(9,513)
Gains (losses), Results			R$ 10,694	R$ (5,069)	(10,088)
Gains (losses) Equity					R$ 0			0			0
Derivatives designated as hedge accounting [member] | Commodity Forward [member]
Disclosure of detailed information about financial instruments [line items]
Contracted rates-assets			BRL	BRL
Contracted rates-liabilities			Heating Oil/ RBOB	Heating Oil/ RBOB
Final maturity			Jan-24	Jul-23
Notional amount | $	[1]								129,894			181,880
Fair value, Assets								22,343			2,936
Fair value, Liabilities								(854)			(70,630)
Gains (losses), Results			R$ (50,977)	R$ (944,896)
Gains (losses) Equity								0			0
Derivatives designated as hedge accounting [member] | NDF [member]
Disclosure of detailed information about financial instruments [line items]
Contracted rates-assets			BRL	BRL	BRL
Contracted rates-liabilities			USD	USD	USD
Final maturity			Feb-24	Jan-23	Jan-22
Notional amount	[1]				R$ 68,361				211,179			127,233
Fair value, Assets								3,959			4,712
Fair value, Liabilities								(833)			(3,074)
Gains (losses), Results			R$ 19,012	R$ 53,672	813
Gains (losses) Equity					R$ 0			0			0
Derivatives designated as hedge accounting [member] | Term [member]
Disclosure of detailed information about financial instruments [line items]
Contracted rates-assets					BRL
Contracted rates-liabilities					Heating Oil/ RBOB
Final maturity					Jan-22
Notional amount	[1]				R$ 120,260
Gains (losses), Results					(130,773)
Gains (losses) Equity					0
Derivatives not designated as hedge accounting
Disclosure of detailed information about financial instruments [line items]
Fair value, Assets								189,917			266,617
Fair value, Liabilities								(252,839)			(372,062)
Gains (losses), Results			R$ (279,246)	R$ (792,278)	(54,321)
Gains (losses) Equity					R$ 0			0			0
Derivatives not designated as hedge accounting | Foreign exchange swap [member]
Disclosure of detailed information about financial instruments [line items]
Contracted rates-assets			USD + 0.00%	0.00%	2.67%
Contracted rates-liabilities			52.99% of CDI	53.0% of CDI	100.00%
Final maturity			Jun-29	Jun-29	May-21
Notional amount	[1]				R$ 0				375,000			375,000
Fair value, Assets								186,925			230,145
Fair value, Liabilities								(45,877)			(9,174)
Gains (losses), Results			R$ (188,395)	R$ (85,474)	17
Gains (losses) Equity					R$ 0			0			0
Derivatives not designated as hedge accounting | Interest rate swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Contracted rates-assets			USD + 5.25%	USD + 5.25%	5.25%
Contracted rates-liabilities			1.36% of CDI	CDI - 1.36%	DI - 1.36%
Final maturity			Jun-29	Jun-29	Jun-29
Notional amount	[1]				R$ 300,000				300,000			300,000
Fair value, Assets								0			0
Fair value, Liabilities								(196,243)			(308,821)
Gains (losses), Results			R$ 9,257	R$ (266,445)	(109,081)
Gains (losses) Equity					R$ 0			0			0
Derivatives not designated as hedge accounting | Commodity Forward [member]
Disclosure of detailed information about financial instruments [line items]
Contracted rates-assets			BRL
Contracted rates-liabilities			Heating Oil/ Marine Fuel/Others
Final maturity			Mar-24
Notional amount | $	[1]								18,127
Fair value, Assets								1,524
Fair value, Liabilities								(2,310)
Gains (losses), Results			R$ 5,489
Gains (losses) Equity								0
Derivatives not designated as hedge accounting | NDF [member]
Disclosure of detailed information about financial instruments [line items]
Contracted rates-assets			USD	USD	USD
Contracted rates-liabilities			BRL	BRL	BRL
Final maturity			Mar-24	Jul-23	Jun-22
Notional amount	[1]				R$ 625,762				$ 457,099			$ 1,116,702
Fair value, Assets								1,468			36,472
Fair value, Liabilities								(8,409)			(54,067)
Gains (losses), Results			R$ (105,597)	R$ (440,359)	54,743
Gains (losses) Equity					R$ 0			R$ 0			R$ 0

[1]	Currency as indicated.